Technology and Development Expenses	9 Months Ended
Sep. 30, 2025
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Technology and development expenses

7. Technology and development expenses

Technology and development expenses consist of the following:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Salaries and wages (i)	12,354	8,872	4,825	3,586
Software licenses (ii)	4,801	4,658	1,769	1,316
Infrastructure expenses (iii)	2,840	3,679	940	1,244
Information and technology security expenses (iv)	322	163	48	78
Other technology expenses	2,674	1,431	1,262	706
Total	22,991	18,803	8,844	6,930

(i)
Consists primarily of compensation of full-time equivalents, or FTEs, engaged in or related to product and technology development, excluding capitalized salaries and wages related to internally generated software. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Consists of software licenses used exclusively by the technology development department for the development of the platform.
(iii)
Represents information technology costs to support the Group’s infrastructure and back-office operations.
(iv)
Represents costs incurred to monitor the security of our network and platform.